Investments in Marketable Securities Available-for sale (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	$ 2,362
Gross Unrealized Gains	15
Gross Unrealized Losses	0
Aggregate Market Value	2,377	788
Open-ended bond fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	2,212
Gross Unrealized Gains	7
Gross Unrealized Losses	0
Aggregate Market Value	2,219
Time deposit with original maturities more than three months
Schedule of Available-for-sale Securities [Line Items]
Aggregate Cost	150	771
Gross Unrealized Gains	8	17
Gross Unrealized Losses	0	0
Aggregate Market Value	$ 158	$ 788